Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Single-Payment Whole Life Insurance (Detail) - Whole Life Insurance [Member] ¥ in Millions	12 Months Ended
Mar. 31, 2025 JPY (¥)
Liability for Future Policy Benefit, Activity [Line Items]
Beginning balance	¥ 0
New contract	136,863
Surrenders and partial surrenders	(66)
Benefit payments and lump sum payments, etc.	(49)
Policy charges	(188)
Interests	1,072
Effect of changes in foreign exchange rate	(3,060)
Ending balance	¥ 134,572
Weighted average guaranteed interest rate	3.90%
Benefits in excess of policyholder account balances	¥ 0
Cash surrender value	¥ 127,659